Interim Condensed Consolidated Statements of Financial Position	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Non-current assets
Financial assets measured at fair value through other comprehensive income	RM 7,002,234	$ 1,500,082	RM 12,819,747
Financial assets measured at fair value through profit and loss	76,044	16,291	72,295
Property and equipment	2,081,771	445,976	1,551,579
Right-of-use of assets	555,445	118,992	714,143
Deferred initial public offering expense			6,564,162
Deferred tax assets	339,650	72,763	339,650
Total non-current assets	10,055,144	2,154,104	22,061,576
Current assets
Trade and other receivables	55,983,342	11,993,261	15,759,533
Amount due from related parties			7,000
Cash and bank balances	15,328,861	3,283,888	3,995,995
Total current assets	71,312,203	15,277,149	19,762,528
Total assets	81,367,347	17,431,253	41,824,104
Current liabilities
Trade and other payables	6,395,343	1,370,068	10,408,318
Bank and other borrowings	682,410	146,192	783,542
Lease liabilities	162,837	34,884	322,208
Income tax payable	1,833,795	392,852	1,716,794
Total current liabilities	9,074,385	1,943,996	13,230,862
Non-current liabilities
Bank and other borrowings	309,331	66,268	309,331
Lease liabilities	422,751	90,566	422,751
Amount due to related parties	2,017,705	432,251	3,586,646
Total non-current liabilities	2,749,787	589,085	4,318,728
Total liabilities	11,824,172	2,533,081	17,549,590
Capital and reserves
Share capital	37,069,050	7,941,269	13,127,427
Capital reserve	6,532,560	1,399,465	6,532,560
Currency translation reserve	1,272,834	272,678
Retained earnings	27,459,238	5,882,566	6,255,851
Attributable to equity owners of the Company	72,333,682	15,495,978	25,915,838
Non-controlling interests	(2,790,507)	(597,806)	(1,641,324)
Total equity	69,543,175	14,898,172	24,274,514
Total equity and liabilities	RM 81,367,347	$ 17,431,253	RM 41,824,104